ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2024
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Schedule of equity interest in the subsidiaries

		Country of
		incorporation
		and principal
		place of		% Equity interest
Name	Principal activities	business	Ref	06/30/2024	06/30/2023
RASA Holding, LLC	Holding company	USA		100%	100%
Rizobacter Argentina S.A.	Microbiology Business	Argentina		80%	80%
Rizobacter do Brasil Ltda.	Microbiology Business	Brazil	a	80%	80%
Rizobacter del Paraguay S.A.	Microbiology Business	Paraguay	a	80%	80%
Rizobacter Uruguay	Microbiology Business	Uruguay	a	80%	80%
Rizobacter South Africa	Microbiology Business	South Africa	a	76%	76%
Comer. Agrop. Rizobacter de Bolivia S.A.	Microbiology Business	Bolivia	a	80%	80%
Rizobacter USA, LLC	Microbiology Business	USA	a	80%	80%
Rizobacter Colombia SAS	Microbiology Business	Colombia	a	80%	80%
Rizobacter France SAS	Microbiology Business	France	a	80%	80%
Bioceres Crops S.A.	Microbiology Business	Argentina		90%	90%
BCS Holding Inc	Holding Company	USA		100%	100%
Bioceres Semillas S.A.U.	Production and commercialization of seeds	Argentina		100%	100%
Verdeca LLC	Research and development	USA		100%	100%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina		61.32%	61.32%
Bioceres Crops Do Brasil Ltda.	Production and commercialization of seeds	Brazil		100%	100%
Pro Farm Group Inc.	Development and sale of biological products	USA	b	100%	100%
Pro Farm International, OÜ	Development and sale of biological products	Finland	b	100%	100%
Pro Farm Michigan Manufacturing LLC	Development and sale of biological products	USA	b	100%	100%
Pro Farm Russia, LLC	Development and sale of biological products	Russia	b	100%	100%
Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda	Development and sale of biological products	Brazil	b	99%	99%
Pro Farm Technologies, OÜ	Development and sale of biological products	Finland	b	100%	100%
Glinatur S.A.	Development and sale of biological products	Uruguay	b	100%	100%
Pro Farm, Inc.	Holding Company	USA	b	100%	100%
Natal Agro S.R.L.	Development and breeding of corn varieties	Argentina	c	51%	—
a)	Indirect interests held through Rizobacter. The indirect equity interest participation included in this table was the 80% of the direct equity interest participation that Rizobacter owns in each entity.
b)	On July 12, 2022 we acquired a controlling interest in Pro Farm Group Inc. (“Pro Farm”) and its subsidiaries. See Note 6.
c)	On June 10, 2024 we acquired a controlling interest in Natal Agro S.R.L (“Natal”). See Note 6